General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General And Administrative Expenses
Salaries and related expenses					$ 15
Professional expenses					283	125
Rent and Maintenance					18	22
Depreciation			$ 2	$ 1	1	2
Other expenses					4	1
Total general and administrative expenses	$ 532	$ 68	$ 690	$ 111	$ 321	$ 150